Consolidated Statement of Comprehensive Income Consolidated Statement of Comprehensive Income (Unaudited) (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net unrealized gains (losses) arising during the period, Before tax	[1]	$ (4,493)	$ 2,719	$ (3,458)
Reclassification of net (gains) losses to net income, Before tax	[1]	$ 248	(737)	(1,240)
Accounting Standards Update 2016-01 [Member]
Net unrealized gains (losses) arising during the period, Before tax			81	259
Reclassification of net (gains) losses to net income, Before tax			$ (456)	$ (300)

[1]	(1)The year ended December 31, 2017, and December 31, 2016, includes net unrealized gains (losses) arising during the period from equity securities of $81 million and $259 million and reclassification of net (gains) losses to net income related to equity securities of $(456) million and $(300) million, respectively. In connection with our adoption in first quarter 2018 of ASU 2016-01, the year ended December 31, 2018, reflects net unrealized gains (losses) arising during the period and reclassification of net (gains) losses to net income from only debt securities.